Risk management - Cash flow hedge for future exports (Movement in other comprehensive income) (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Risk management
Opening balance	$ (601,744)	$ 2,473,999
Exchange difference	2,016,943	(5,194,529)
Realized exports (Note 24)	40,114	(479,779)
Ineffectiveness	2,330	(25,454)
Deferred tax	(908,135)	2,624,019
Closing balance	$ 549,508	$ (601,744)